Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information and Consolidated Operating Results and Cash Flows Information of the Group's VIE and VIE's Subsidiaries	The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2023 and June 30, 2024, and consolidated operating results and cash flows information for the periods ended June 30, 2023 and 2024, have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Cash and cash equivalents	25,616	18,958
Restricted cash	19,466	13,253
Short-term investments	—	2,000
Accounts receivable, net	307,259	258,517
Amount due from related parties (Note (i))	549,206	177,048
Prepayments and other current assets	113,290	146,175
Inventories	12,503	5,761
Total current assets	1,027,340	621,712
Property, equipment and software, net	1,676	3,064
Right-of-use assets	183	1,765
Equity method investments, net	145,696	145,696
Long-term equity investment, net	3,000	2,000
Other non-current assets	2,553	3,020
Total non-current assets	153,108	155,545
Total assets	1,180,448	777,257
Accounts payable	373,278	267,902
Customers’ refundable fees	30,657	30,235
Current installments of long-term loans from a related party (Note (ii))	1,147,000	309,000
Amounts due to related parties (Note (i))	108,993	478,191
Accrued expenses and other payables	80,109	91,931
Income tax payables	1,590	1,005
Lease liabilities	111	1,499
Total current liabilities	1,741,738	1,179,763
Non-current liabilities
Income tax payables	28,243	24,975
Lease liabilities	29	285
Long-term loans from a related party excluding current installments (Note (ii))	205,000	165,000
Total non-current liabilities	233,272	190,260
Total liabilities	1,975,010	1,370,023
(i)	Amounts due from and to related parties represent the amounts due from and to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon consolidation.
(ii)	Long-term loans from a related party represents entrusted loans with 3-year term at annual interest rates of 0.2% to 0.5% from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Total revenue	152,241	131,080
Net income	18,275	201,796
Net cash (used in)/provided by operating activities	(15,592)	866,981
Net cash provided by/(used in) investing activities	45,299	(1,852)
Net cash used in financing activities	(72,584)	(878,000)
Net decrease in cash, cash equivalents and restricted cash	(42,877)	(12,871)
Cash, cash equivalents and restricted cash at the beginning of the period	95,661	45,082
Cash, cash equivalents and restricted cash at the end of the period	52,784	32,211